SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Total net revenues	$ 1,041,145,646	¥ 7,283,230,253	¥ 3,654,383,126	¥ 1,885,717,001
Cost of revenues	(870,153,720)	(6,087,073,336)	(3,503,356,228)	(1,890,368,777)
General and administrative expenses	(63,776,604)	(446,142,859)	(196,824,280)	(100,641,525)
Other operating income (expense), net	14,423,486	100,898,056	54,910,077	9,302,582
Interest income	22,743,074	159,096,901	85,840,246	6,878,388
Equity in deficit of subsidiaries and VIE	(463,387)	(3,241,580)	(7,210,685)	(1,129,007)
Net income (loss)	4,767,151	33,348,128	(876,279,828)	(612,897,944)
Other comprehensive income	15,647,651	109,461,578	325,593,213
Comprehensive income attributable to the ordinary shareholders	21,307,432	149,054,009	(550,686,615)	(612,897,944)
Parent Company
Condensed Income Statements, Captions [Line Items]
Total net revenues
Cost of revenues
General and administrative expenses	(5,927,368)	(41,464,310)	(11,697,585)
Other operating income (expense), net	930,400	6,508,518	(338)
Interest income	21,191,805	148,245,151	68,216,989
Equity in deficit of subsidiaries and VIE	(10,512,069)	(73,536,127)	(932,798,894)	(612,897,944)
Net income (loss)	5,682,768	39,753,232	(876,279,828)	(612,897,944)
Other comprehensive income	15,624,664	109,300,777	325,593,213
Comprehensive income attributable to the ordinary shareholders	$ 21,307,432	¥ 149,054,009	¥ (550,686,615)	¥ (612,897,944)